Rule 24f-2 Notice
                             Columbia Funds Series Trust
                                 File #333-89661

1.       Columbia Funds Series Trust
         225 Franklin Street
         Boston, MA 02110

2. Name of each series or class of funds for which this notice is filed:

	 Columbia California Intermediate Municipal Bond Fund, Classes A, B, C and Z
 	 Columbia Georgia Intermediate Municipal Bond Fund, Classes A, B, C and Z
	 Columbia Maryland Intermediate Municipal Bond Fund, Classes A, B, C and Z
	 Columbia North Carolina Intermediate Municipal Bond Fund, Classes A, B, C and Z
	 Coumbia South Carolina Intermediate Municipal Bond Fund, Classes A, B, C and Z
	 Columbia Virgina Intermediate Municipal Bond Fund, Classes A, B, C and Z
	 Corporate Bond Portfolio
	 Mortgage-and Asset-Backed Portfolio
	 Columbia Short Term Municipal Bond Fund, Classes A, B, C and Z
	 Columbia Short Term Bond Fund, Classes A, B, C, I, R, R4, W, Y and Z



3.       Investment Company Act File #                                                               811-9645

         Securities Act File Number #                                                                333-89661

4.       Last day of fiscal year for which this notice
         is filed:                                                                                   03/31/12

5.       Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                   $  3,170,549,473.00

(ii)       Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                                      $  2,310,983,749.00

(iii)      Aggregate price of shares redeemed or
           repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce
           registration fees payable
           to the Commission:                                                                        $    676,629,080.00

(iv)       Total available redemption credits:                                                       $  2,987,612,829.00

(v)        Net sales:                                                                                $    182,936,644.00

(vi)       Redemption credits available for use in future
           years:                                                                                    $              0.00

(vii)      Multiplier for determining registration fee:                                                        0.0001146

(viii)	   Registration fee due:                                                                     $         20,964.54




6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities(number of shares or other units)
         deducted here:                                                                              0
         If there is a number of shares or other units
         that were registered pursuant to rule 24e-2
         remaining unsold at the end of the fiscal year
         for which this form is filed that are available
         for use by the issuer in future fiscal years,
         then state that number here:                                                                0

7.       Interest due -- if this form is being filed more
         than 90 days after the end of the issuer's fiscal
         year:                                                                                       0
8.       Total of the amount of the registration fee due
         plus any interest due:                                                                      $        20,964.54

9.       Date the registration fee and any interest payment
         was sent to the Commission's lockbox depository:
         Method of Payment:                                                                           WIRE TRANSFER


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.



                                                      By     Joseph F. DiMaria
                                                             Chief Acct Officer


June 13, 2012